Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Short Term Investments [Abstract]
Schedule of Changes in Level 2 Available-for-Sale Securities Measured on a Recurring Basis

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2019 and 2020, respectively:

	December 31,
	2019	2020
Beginning balance	$—	$1,146,756
Purchases	10,091,454	—
Redemption	(8,956,178)	(1,226,713)
Realized gain(loss)	11,743	599
Exchange difference	(263)	79,358
Ending balance	$1,146,756	$—

Schedule of Realized Gains of Sale of Available-For-Sale Short-Term Investments

The following table provides additional information on the realized gains of the sale of available-for-sale short-term investments as of December 31, 2019 and 2020, respectively. For purposes of determining gross realized gains, the cost of short-term investments sold is based on specific identification.

	Year ended December 31, 2020
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale short-term investments	$(1,226,713)	$—	$599	$79,358
Total	$(1,226,713)	$—	$599	$79,358

	Year ended December 31, 2019
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale short-term investments	$(8,956,178)	$10,091,454	$11,743	$(263)
Total	$(8,956,178)	$10,091,454	$11,743	$(263)